Trade and Other Receivables - Summary of Ageing of Trade and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of trade and other receivables [line items]
Gross	$ 513	$ 554
Credit loss allowance	(11)	(77)	$ (69)	$ (56)
Net	502	477
Not past due [member]
Disclosure of trade and other receivables [line items]
Gross	356	333
Credit loss allowance	(1)	(1)
Net	355	332
Past due 1 to 30 days [member]
Disclosure of trade and other receivables [line items]
Gross	71	68
Credit loss allowance	(1)	(2)
Net	70	66
Past due 31 to 180 days [member]
Disclosure of trade and other receivables [line items]
Gross	86	82
Credit loss allowance	(9)	(7)
Net	77	75
Past due more than 180 days [member]
Disclosure of trade and other receivables [line items]
Gross	0	71
Credit loss allowance	0	(67)
Net	$ 0	$ 4